Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants	12 Months Ended
Dec. 31, 2022 $ / shares shares
Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	1,506,138
Number of options exercisable	615,326
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 3.53
Remaining contractual life (years)	3 years 10 months 9 days
Restricted Share Units [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	3,165,000
Number of options exercisable	1,488,750
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.05
Agents’ Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	931,507
Number of options exercisable	931,507
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 3.38
Remaining contractual life (years)	3 years 5 months 12 days
Share Purchase Warrants [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options exercisable	32,392,941
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.76
24-Dec-18 [Member] | Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	12,896
Number of options exercisable	12,896
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 54
Expiry date	24-Dec-23
Remaining contractual life (years)	11 months 23 days
15-Jan-19 [Member] | Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	828
Number of options exercisable	828
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 54
Expiry date	15-Jan-24
Remaining contractual life (years)	1 year 14 days
21-Mar-19 [Member] | Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	12,345
Number of options exercisable	12,345
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 59
Expiry date	21-Mar-24
Remaining contractual life (years)	1 year 2 months 19 days
01-Jan-20 [Member] | Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	2,069
Number of options exercisable	2,069
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 54
Expiry date	01-Jan-24
Remaining contractual life (years)	1 year
15-Nov-20 [Member] | Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	95,000
Number of options exercisable	95,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 6
Expiry date	15-Nov-30
Remaining contractual life (years)	7 years 10 months 17 days
15-Nov-20 [Member] | Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	161,500
Number of options exercisable	161,500
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 6
Expiry date	15-Nov-25
Remaining contractual life (years)	2 years 10 months 17 days
02-Jan-21 [Member] | Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	57,000
Number of options exercisable	49,875
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Expiry date	02-Jan-26
Remaining contractual life (years)	3 years 3 days
02-Jan-21 [Member] | Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	5,000
Number of options exercisable	4,375
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Expiry date	02-Jan-31
Remaining contractual life (years)	8 years 3 days
02-Jan-21 [Member] | Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	14,500
Number of options exercisable	12,688
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Expiry date	18-Jan-26
Remaining contractual life (years)	3 years 18 days
01-Jan-22 [Member] | Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	20,000
Number of options exercisable	10,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 4
Expiry date	29-Oct-26
Remaining contractual life (years)	3 years 9 months 29 days
13-Apr-22 [Member] | Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	795,000
Number of options exercisable	198,750
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.1
Expiry date	13-Apr-27
Remaining contractual life (years)	4 years 3 months 10 days
13-Apr-22 [Member] | Restricted Share Units [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	825,000
Number of options exercisable	416,250
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.1
12-Jul-22 [Member] | Stock Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	330,000
Number of options exercisable	55,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.1
Expiry date	12-Jul-25
Remaining contractual life (years)	2 years 6 months 10 days
12-Jul-22 [Member] | Restricted Share Units [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	90,000
Number of options exercisable	22,500
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.1
09-Mar-22 [Member] | Restricted Share Units [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	2,250,000
Number of options exercisable	1,050,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.03
29-Sep-20 [Member] | Agents’ Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	113,500
Number of options exercisable	113,500
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 6.6
Expiry date	28-Sep-25
Remaining contractual life (years)	3 years
29-Sep-20 [Member] | Share Purchase Warrants [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options exercisable	1,805,585
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 6.85
Expiry date	28-Sep-25
29-Sep-20 [Member] | Agents’ Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	266,000
Number of options exercisable	266,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 6.85
Expiry date	28-Sep-25
Remaining contractual life (years)	3 years
31-Dec-20 [Member] | Agents’ Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	64,724
Number of options exercisable	64,724
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Expiry date	30-Jun-24
Remaining contractual life (years)	1 year
31-Dec-20 [Member] | Share Purchase Warrants [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options exercisable	1,294,500
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Expiry date	30-Jun-24
11-Jan-22 [Member] | Agents’ Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	434,783
Number of options exercisable	434,783
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2.53
Expiry date	11-Jan-27
Remaining contractual life (years)	4 years
11-Jan-22 [Member] | Share Purchase Warrants [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options exercisable	9,999,999
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2.3
Expiry date	11-Jan-27
01-Apr-22 [Member] | Agents’ Options [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options outstanding	52,500
Number of options exercisable	52,500
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2.3
Expiry date	08-Mar-27
Remaining contractual life (years)	4 years
03-Nov-21 [Member] | Share Purchase Warrants [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options exercisable	1,892,857
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2.3
Expiry date	03-Nov-26
12-Oct-22 [Member] | Share Purchase Warrants [Member]
Share Capital (Details) - Schedule residual value to be allocated to common shares and to the warrants [Line Items]
Number of options exercisable	17,400,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 0.14
Expiry date	12-Oct-27